UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Mortgage-Backed Securities Multi-Sector Account Portfolio

This semi-annual shareholder report contains important information about Mortgage-Backed Securities Multi-Sector Account Portfolio (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities Multi-Sector Account Portfolio	$1	0.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$123,485
Number of Portfolio Holdings	855

Portfolio Turnover Rate	146.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

U.S. Government Agency Securities	102.0%
Reserves	-2.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	53.8%
Government National Mortgage Assn.	24.1
Federal Home Loan Mortgage	20.2
UMBS	3.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E326-053 10/24

Mortgage-Backed Securities Multi-Sector Account Portfolio

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
August 31, 2024
Mortgage-Backed Securities
Multi-Sector Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 7.93 $ 8.10 $ 9.20 $ 9.60 $ 9.53 $ 9.13
Investment activities
Net investment income
(1)(2)
0.18 0.32 0.23 0.08 0.13 0.25
Net realized and unrealized gain/
loss 0.26 (0.17) (1.11) (0.40) 0.07 0.42
Total from investment activities 0.44 0.15 (0.88) (0.32) 0.20 0.67
Distributions
Net investment income (0.18) (0.32) (0.22) (0.08) (0.11) (0.27)
Tax return of capital – – – – (0.02) –
Total distributions (0.18) (0.32) (0.22) (0.08) (0.13) (0.27)
NET ASSET VALUE
End of period $ 8.19 $ 7.93 $ 8.10 $ 9.20 $ 9.60 $ 9.53
Ratios/Supplemental Data
Total return
(2)(3)
5.63% 1.90% (9.55)% (3.37)% 2.13% 7.38%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.04%
(4)
0.06% 0.03% 0.04% 0.02% 0.03%
Net expenses after waivers/
payments by Price Associates 0.02%
(4)
0.02% 0.02% 0.02% 0.02% 0.02%
Net investment income 4.51%
(4)
4.02% 2.70% 0.88% 1.38% 2.68%
Portfolio turnover rate 146.9% 552.5% 775.5% 916.0% 500.2% 344.9%
Net assets, end of period (in
thousands) $ 123,485 $ 110,603 $ 105,683 $ 132,340 $ 132,924 $ 157,468
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
August 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  104.3%
U.S. Government Agency
Obligations  79.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  36 34
3.00%, 5/1/27 - 2/1/47  411 377
3.50%, 12/1/41 - 6/1/43  313 294
4.00%, 8/1/40 - 12/1/41  269 262
4.50%, 6/1/39 - 5/1/42  181 182
5.00%, 11/1/33 - 12/1/40  96 99
5.50%, 6/1/35 - 10/1/38  54 56
6.00%, 12/1/33 - 10/1/39  23 27
6.50%, 9/1/34 - 9/1/39  31 31
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  — —
1Y CMT + 2.25%, 6.65%, 10/1/36  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  4 4
RFUCCT1Y + 1.625%, 6.847%,
4/1/37  1 1
RFUCCT1Y + 1.77%, 6.547%,
6/1/37  1 1
RFUCCT1Y + 1.842%, 6.091%,
1/1/37  1 1
RFUCCT1Y + 1.916%, 6.291%,
2/1/37  — —
RFUCCT1Y + 1.944%, 6.205%,
12/1/36  1 1
RFUCCT1Y + 2.031%, 6.276%,
11/1/36  1 1
RFUCCT1Y + 2.22%, 6.558%,
2/1/37  1 1
Federal Home Loan Mortgage,
CMO, 6.00%, 3/15/32  12 12
Federal Home Loan Mortgage,
CMO, IO, 3.00%, 12/15/32  94 4
Federal Home Loan Mortgage,
UMBS
1.50%, 2/1/36  246 218
2.00%, 8/1/36 - 5/1/52  8,923 7,398
2.50%, 3/1/42 - 9/1/52  8,228 7,092
3.00%, 5/1/31 - 8/1/52  1,165 1,077
3.50%, 5/1/31 - 6/1/52  1,586 1,484
4.00%, 6/1/37 - 9/1/52  652 625
4.50%, 9/1/37 - 12/1/52  2,280 2,223
5.00%, 10/1/48 - 4/1/54  881 879
5.50%, 8/1/53 - 5/1/54  1,367 1,381
6.00%, 12/1/52 - 6/1/54  370 380
6.50%, 10/1/53 - 1/1/54  652 672
7.00%, 6/1/54  160 167
Federal National Mortgage Assn.
3.50%, 6/1/42 - 5/1/46  757 712
4.00%, 11/1/40  151 149
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn.,
ARM
RFUCCT1Y + 1.34%, 5.59%,
12/1/35  1 1
RFUCCT1Y + 1.70%, 5.95%,
11/1/37  2 2
RFUCCT1Y + 1.87%, 7.811%,
8/1/36  2 2
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  1,558 1,357
2.00%, 5/1/36 - 4/1/52  22,592 19,005
2.50%, 8/1/31 - 6/1/52  12,820 11,190
3.00%, 2/1/30 - 8/1/52  9,562 8,741
3.50%, 11/1/25 - 3/1/52  4,767 4,481
4.00%, 12/1/30 - 11/1/52  4,724 4,540
4.50%, 7/1/39 - 11/1/52  1,939 1,925
5.00%, 12/1/24 - 9/1/53  3,553 3,556
5.50%, 12/1/33 - 6/1/54  3,294 3,329
6.00%, 3/1/33 - 8/1/54  5,116 5,238
6.50%, 2/1/32 - 1/1/54  2,021 2,090
7.00%, 3/1/54  156 163
UMBS, TBA (1)
1.50%, 9/1/39  173 153
2.00%, 9/1/39 - 9/1/54  501 425
2.50%, 9/1/39 - 9/1/54  786 703
3.00%, 9/1/39 - 9/1/54  670 615
3.50%, 9/1/39 - 9/1/54  674 636
4.00%, 9/1/54  373 354
5.00%, 9/1/54  2,600 2,581
5.50%, 9/1/54  450 453
6.00%, 9/1/54  184 187
6.50%, 9/1/54  515 530
98,102
U.S. Government
Obligations  24.8%
Government National Mortgage
Assn.
1.50%, 12/20/36 - 5/20/37  241 211
2.00%, 1/20/51 - 8/20/52  5,892 4,963
2.50%, 8/20/50 - 3/20/52  6,748 5,899
3.00%, 9/15/42 - 6/20/52  4,414 4,021
3.50%, 9/15/41 - 2/20/50  3,374 3,189
4.00%, 2/20/40 - 10/20/52  2,657 2,554
4.50%, 6/15/39 - 10/20/52  2,097 2,064
5.00%, 1/20/33 - 8/20/50  1,262 1,281
5.50%, 2/20/33 - 3/20/49  593 612
6.00%, 9/20/34 - 9/20/38  78 82
Government National Mortgage
Assn., ARM, 1Y CMT + 1.50%,
4.875%, 5/20/34  8 8
Government National Mortgage
Assn., CMO
3.00%, 11/20/47 - 12/20/47  12 11
3.50%, 10/20/50  290 248
4.00%, 7/20/40  17 17

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage
Assn., CMO, IO
3.50%, 5/20/43  36 6
4.00%, 2/20/43  16 1
Government National Mortgage
Assn., TBA (1)
2.00%, 9/20/54  492 414
2.50%, 9/20/54  481 420
3.00%, 9/20/54  202 183
3.50%, 9/20/54  513 478
4.00%, 9/20/54  138 132
4.50%, 9/20/54  645 632
5.00%, 9/20/54  650 649
5.50%, 9/20/54  2,290 2,305
6.00%, 9/20/54  230 233
30,613
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$130,972) 128,715
SHORT-TERM INVESTMENTS  5.7%
Money Market Funds  5.7%
T. Rowe Price Government Reserve
Fund, 5.34% (2)(3) 7,085 7,085
Total Short-Term Investments
(Cost $7,085) 7,085
Total Investments in Securities
110.0% of Net Assets
(Cost $138,057) $ 135,800
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $12,083 and represents 9.8% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (2.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (2.3)%
U.S. Government Agency
Obligations  (1.6)%
UMBS, TBA
3.00%, 9/1/54  86 (76)
3.50%, 9/1/54  1,798 (1,655)
5.00%, 9/1/54  288 (286)
(2,017)
U.S. Government
Obligations  (0.7)%
Government National Mortgage
Assn., TBA
4.00%, 9/20/54  588 (562)
5.00%, 9/20/54  309 (309)
(871)
Total TBA Sales Commitments
(Proceeds $(2,881)) (2,888)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.34% $ —# $ — $ 223+
Supplementary Investment Schedule
Affiliate
Value
02/29/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government Reserve Fund, 5.34% $ 24,205  ¤  ¤ $ 7,085^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $223 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,085.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $138,057) $ 135,800
Receivable for investment securities sold 8,202
Interest receivable 367
Due from affiliates 1
Other assets 31
Total assets 144,401
Liabilities
Payable for investment securities purchased 18,006
TBA Sales Commitments (proceeds $2,881) 2,888
Other liabilities 22
Total liabilities 20,916
NET ASSETS $ 123,485
Net Assets Consist of:
Total distributable earnings (loss) $ (17,840)
Paid-in capital applicable to 15,084,988 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 141,325
NET ASSETS $ 123,485
NET ASSET VALUE PER SHARE $ 8.19

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Income
.
  Interest $ 2,325
Dividend 223
Total income 2,548
Expenses
Custody 25
Waived / paid by Price Associates (14)
Total expenses 11
Net investment income 2,537
Realized and Unrealized Gain / Loss   –
Net realized loss on securities (1,630)
Change in net unrealized gain / loss
Securities 5,175
TBA Sales Commitments 26 (27)
Change in net unrealized gain / loss 5,148
Net realized and unrealized gain / loss 3,518
INCREASE IN NET ASSETS FROM OPERATIONS
$ 6,055

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,537 $ 4,572
Net realized loss (1,630) (4,711)
Change in net unrealized gain / loss 5,148 1,956
Increase in net assets from operations 6,055 1,817
Distributions to shareholders
Net earnings (2,489) (4,555)
Capital share transactions
*
Shares sold 26,475 51,873
Distributions reinvested 2,485 4,550
Shares redeemed (19,644) (48,765)
Increase in net assets from capital share transactions 9,316 7,658
Net Assets
Increase during period 12,882 4,920
Beginning of period 110,603 105,683
End of period $ 123,485 $ 110,603
*Share information (000s)
Shares sold 3,333 6,475
Distributions reinvested 312 570
Shares redeemed (2,501) (6,145)
Increase in shares outstanding 1,144 900

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price
Associates, Inc., and is not available for direct purchase by members of the public.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of
August 31, 2024, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $100,000 cash as of August 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government & Agency Mortgage-Backed Securities $ — $ 128,715 $ — $ 128,715
Short-Term Investments 7,085 — — 7,085
Total $ 7,085 $ 128,715 $ — $ 135,800
Liabilities
TBA Sales Commitments $ — $ 2,888 $ — $ 2,888

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Other Purchases and sales of U.S. government securities aggregated $179,880,000 and $169,572,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$13,738,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was
$135,475,000. Net unrealized loss aggregated $2,563,000 at period-end, of which $1,648,000 related to appreciated investments and $4,211,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.02% of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of December 31, 2023, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The
Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Costs, Benefits, Profits, and Economies of Scale
The fund does not pay the Adviser a management fee for management of the fund, although the Adviser is compensated indirectly for its management of the fund through investment management fees it receives from institutional separately managed accounts that invest directly in the fund. Accordingly, the Board did not review information relating to revenues received by the Adviser under the Advisory Contract. The Board did review information regarding benefits that the Adviser
(and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising other T. Rowe Price funds and concluded that the Adviser’s profits were reasonable. Because the Adviser does not receive a management fee from the fund, the Board did not review information regarding profits realized from managing the fund in particular or consider whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Adviser.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.
Fees and Expenses
The fund does not pay an investment management fee. Under the Advisory Contract, the Adviser pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses (subject to a limit on the fund’s custody expenses). The fund bears the costs associated with the custody of the fund’s assets, up to 0.02% of the fund’s average daily net assets, and any custody fees in excess of this amount are borne by the Adviser. The Board was provided with information regarding overall industry trends in management fees and expenses and information regarding how the fund compares with other registered funds with similar expense structures that are also used as investment components within institutional accounts. On the basis of the information provided and the factors considered, the Board concluded that the terms of the Advisory Contract, including the custody fee cap, continued to be appropriate.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E326-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024